Offerings	Dec. 04, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.40% Senior Notes due 2035
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 746,527,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,293.36
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant initially deferred payment of all of the registration fees for Registration Statement No.333-282949 filed on November 1, 2024.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.90% Senior Notes due 2055
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 745,162,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,084.38
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant initially deferred payment of all of the registration fees for Registration Statement No.333-282949 filed on November 1, 2024.